UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Money Market Fund

Semiannual report
3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PDDXX

Putnam
Money Market
Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	23

Message from the Trustees

May 3, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/24. Cash and net other assets, if any, represent the market value weights of cash and other unclassified assets in  the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date versus settlement-date transactions.

2 Money Market Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R
Total annual operating expenses for the fiscal year
ended 9/30/23	0.47%	0.47%	0.47%	0.47%
Annualized expense ratio for the six-month period
ended 3/31/24	0.46%	0.46%	0.46%	0.46%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R
Expenses paid per $1,000*†	$2.33	$2.33	$2.33	$2.33
Ending value (after expenses)	$1,025.90	$1,025.90	$1,025.90	$1,025.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Money Market Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R
Expenses paid per $1,000*†	$2.33	$2.33	$2.33	$2.33
Ending value (after expenses)	$1,022.70	$1,022.70	$1,022.70	$1,022.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Money Market Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at www.sec.gov.

Money Market Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Money Market Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Money Market Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

REPURCHASE AGREEMENTS (51.6%)*	Principal amount	Value
Interest in $271,815,000 joint tri-party repurchase agreement dated 3/28/2024 with BofA Securities, Inc. due 4/1/2024 — maturity value of $145,986,405 for an effective yield of 5.330% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.000% and due dates ranging from 1/1/2029 to 2/1/2054, valued at $277,251,300)	$145,900,000	$145,900,000
Interest in $445,062,000 joint tri-party repurchase agreement dated 3/28/2024 with Citigroup Global Markets, Inc. due 4/1/2024 — maturity value of $145,986,405 for an effective yield of 5.330% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.500% to 7.500% and due dates ranging from 8/15/2028 to 3/20/2053, valued at $453,969,855)	145,900,000	145,900,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 3/28/2024 with JPMorgan Securities, LLC due 4/1/2024 — maturity value of $145,986,405 for an effective yield of 5.330% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 5.500% and due dates ranging from 4/1/2028 to 4/1/2054, valued at $204,030,204)	145,900,000	145,900,000
Total repurchase agreements (cost $437,700,000)		$437,700,000

COMMERCIAL PAPER (23.4%)*	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	5.583	4/5/24	$8,250,000	$8,244,977
ABN AMRO Funding USA, LLC	5.393	7/2/24	8,750,000	8,631,486
Australia and New Zealand Banking Group, Ltd. (Australia)	5.871	7/10/24	8,000,000	7,875,111
Australia and New Zealand Banking Group, Ltd. (Australia)	5.290	9/13/24	4,000,000	3,906,500
Bank of Montreal (Canada)	5.930	8/1/24	8,000,000	8,000,000
Barclays Bank PLC (United Kingdom)	5.336	4/4/24	8,500,000	8,496,225
BNP Paribas SA/New York, NY (France)	5.325	9/3/24	8,250,000	8,067,423
BPCE SA (France)	5.780	4/5/24	8,000,000	7,995,004
BPCE SA (France)	5.336	7/25/24	8,500,000	8,358,806
Canadian Imperial Bank of Commerce (Canada)	5.630	3/5/25	8,500,000	8,500,000
Commonwealth Bank of Australia (Australia)	5.909	9/20/24	4,000,000	3,893,360
Commonwealth Bank of Australia (Australia)	5.840	4/22/24	8,000,000	8,000,000
Commonwealth Bank of Australia (Australia)	5.530	11/12/24	8,500,000	8,500,000
DNB Bank ASA (Norway)	5.858	6/7/24	6,114,000	6,050,051
ING (U.S.) Funding, LLC	5.920	4/24/24	8,000,000	8,000,149
ING (U.S.) Funding, LLC	5.560	11/20/24	8,500,000	8,500,000
Lloyds Bank PLC (United Kingdom)	5.400	6/3/24	8,400,000	8,322,384
National Australia Bank, Ltd. (Australia)	5.850	9/19/24	8,000,000	8,000,000
National Bank of Canada (Canada)	5.372	4/29/24	8,500,000	8,464,697
NRW.Bank (Germany)	5.340	4/30/24	8,500,000	8,463,915
Rabobank Nederland NV/NY (Netherlands)	5.844	6/14/24	8,000,000	7,907,911
Royal Bank of Canada (Canada)	6.004	10/16/24	4,000,000	3,875,480
Royal Bank of Canada/New York, NY (Canada)	5.930	5/23/24	8,000,000	8,000,000
Sumitomo Mitsui Trust Bank, Ltd./New York	5.681	5/24/24	8,250,000	8,182,955
Svenska Handelsbanken AB (Sweden)	5.393	6/18/24	2,000,000	1,976,947
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	5.806	4/16/24	8,000,000	7,981,200
Westpac Banking Corp. (Australia)	5.880	10/8/24	6,500,000	6,500,000
Total commercial paper (cost $198,694,581)				$198,694,581

8 Money Market Fund

CERTIFICATES OF DEPOSIT (19.3%)*	Yield (%)	Maturity date	Principal amount	Value
Banco Santander SA/New York	5.400	9/9/24	$8,000,000	$8,000,000
Bank of America, NA FRN	5.970	6/3/24	8,000,000	8,000,000
Bank of America, NA FRN	5.780	5/7/24	4,000,000	4,000,000
Bank of America, NA FRN	5.630	2/14/25	7,000,000	6,999,529
Bank of Montreal/Chicago, IL FRN (Canada)	5.970	7/22/24	4,000,000	4,000,000
Bank of Nova Scotia/Houston FRN	5.630	2/6/25	8,500,000	8,500,000
Canadian Imperial Bank of Commerce/New York, NY	6.000	10/17/24	4,000,000	4,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	5.930	5/8/24	8,000,000	8,000,000
Citibank, NA	6.000	9/20/24	4,000,000	4,000,000
Citibank, NA FRN	5.710	1/10/25	8,000,000	8,000,000
Credit Agricole Corporate and Investment Bank/ New York FRN (France)	5.830	5/3/24	8,000,000	8,000,000
Credit Agricole Corporate and Investment Bank/ New York FRN (France)	5.500	9/11/24	8,500,000	8,500,000
Mizuho Bank, Ltd./New York, NY	5.800	5/3/24	8,250,000	8,250,000
MUFG Bank, Ltd./New York, NY (Japan)	5.660	5/30/24	8,250,000	8,250,000
Nordea Bank ABP/New York, NY FRN	5.450	6/3/24	8,000,000	7,999,982
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	5.730	4/4/24	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	5.500	8/23/24	8,500,000	8,500,000
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	5.490	9/6/24	4,000,000	3,998,756
Toronto-Dominion Bank/NY (Canada)	6.050	7/10/24	4,000,000	4,000,000
Toronto-Dominion Bank/NY FRN (Canada)	5.900	9/12/24	8,000,000	8,000,000
Wells Fargo Bank, NA FRN	5.980	7/5/24	4,000,000	4,000,000
Wells Fargo Bank, NA FRN	5.960	4/5/24	7,750,000	7,750,000
Wells Fargo Bank, NA FRN	5.680	1/17/25	8,250,000	8,250,000
Westpac Banking Corp./NY (Australia)	5.840	8/2/24	6,970,000	6,970,074
Total certificates of deposit (cost $163,968,341)				$163,968,341

ASSET-BACKED COMMERCIAL PAPER (4.8%)*	Yield (%)	Maturity date	Principal amount	Value
Chariot Funding, LLC	5.367	4/8/24	$8,500,000	$8,491,207
Fairway Finance Co., LLC (Canada)	5.441	7/11/24	4,000,000	3,939,961
Liberty Street Funding, LLC (Canada)	5.444	6/26/24	4,500,000	4,442,273
Liberty Street Funding, LLC (Canada)	5.371	4/25/24	8,000,000	7,971,733
MetLife Short Term Funding, LLC	5.630	4/17/24	8,000,000	8,000,000
Old Line Funding, LLC	5.419	6/13/24	6,028,000	5,962,605
Thunder Bay Funding, LLC	5.412	6/24/24	2,150,000	2,123,261
Total asset-backed commercial paper (cost $40,931,040)				$40,931,040

CORPORATE BONDS AND NOTES (0.9%)*	Principal amount	Value
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.668%, 7/9/24 (Canada)	$7,500,000	$7,503,038
Total corporate bonds and notes (cost $7,503,038)		$7,503,038

TOTAL INVESTMENTS
Total investments (cost $848,797,000)	$848,797,000

Money Market Fund 9

Key to holding’s abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $849,048,645.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	71.1%	Germany	1.0%
Canada	9.1	Puerto Rico	1.0
Australia	6.3	Netherlands	0.9
France	4.8	Norway	0.7
Japan	2.9	Sweden	0.2
United Kingdom	2.0	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$40,931,040	$—
Certificates of deposit	—	163,968,341	—
Commercial paper	—	198,694,581	—
Corporate bonds and notes	—	7,503,038	—
Repurchase agreements	—	437,700,000	—
Totals by level	$—	$848,797,000	$—

The accompanying notes are an integral part of these financial statements.

10 Money Market Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (at amortized cost)	$411,097,000
Repurchase agreements (identified cost $437,700,000)	437,700,000
Cash	65,387
Interest and other receivables	2,532,143
Receivable for shares of the fund sold	1,323,093
Prepaid assets	72,958
Total assets	852,790,581

LIABILITIES
Payable for shares of the fund repurchased	2,851,357
Payable for compensation of Manager (Note 2)	197,832
Payable for custodian fees (Note 2)	6,162
Payable for investor servicing fees (Note 2)	169,581
Payable for Trustee compensation and expenses (Note 2)	396,433
Payable for administrative services (Note 2)	2,581
Distributions payable to shareholders	28,545
Other accrued expenses	89,445
Total liabilities	3,741,936

Net assets	$849,048,645

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$849,043,064
Total distributable earnings (Note 1)	5,581
Total — Representing net assets applicable to capital shares outstanding	$849,048,645

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($832,602,120 divided by 832,600,455 shares)	$1.00
Net asset value and offering price per class B share ($422,596 divided by 422,549 shares)*	$1.00
Net asset value and offering price per class C share ($11,678,143 divided by 11,679,272 shares)*	$1.00
Net asset value, offering price and redemption price per class R share
($4,345,786 divided by 4,345,859 shares)	$1.00

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Money Market Fund 11

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest	$23,492,091
Total investment income	23,492,091

EXPENSES
Compensation of Manager (Note 2)	1,161,326
Investor servicing fees (Note 2)	535,383
Custodian fees (Note 2)	8,648
Trustee compensation and expenses (Note 2)	23,324
Administrative services (Note 2)	16,171
Other	169,525
Total expenses	1,914,377
Expense reduction (Note 2)	(33,703)
Net expenses	1,880,674

Net investment income	21,611,417

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	6,341
Total net realized gain	6,341

Net gain on investments	6,341

Net increase in net assets resulting from operations	$21,617,758

The accompanying notes are an integral part of these financial statements.

12 Money Market Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$21,611,417	$33,962,362
Net realized gain on investments	6,341	—
Net increase in net assets resulting from operations	21,617,758	33,962,362
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(21,155,059)	(32,989,535)
Class B	(11,928)	(40,922)
Class C	(346,807)	(717,217)
Class R	(110,691)	(202,380)
Increase from capital share transactions (Note 4)	37,853,760	33,369,092
Total increase in net assets	37,847,033	33,381,400

NET ASSETS
Beginning of period	811,201,612	777,820,212
End of period	$849,048,645	$811,201,612

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Money Market Fund 13

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
											Ratio of net
											investment
											income (loss)
	Net asset value,		Net realized	Total from	From net				Net assets,	Ratio of expenses	to average
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value, end	Total return at net	end of period	to average net assets	net assets
Period ended	of period	income (loss)	on investments	operations	income	distributions	of period	asset value (%)[a]	(in thousands)	(%)[b]	(%)
Class A
March 31, 2024**	$1.00	.0256	—[c]	.0256	(.0256)	(.0256)	$1.00	2.59*	$832,602	.23*	2.57*
September 30, 2023	1.00	.0436	—	.0436	(.0436)	(.0436)	1.00	4.45	789,193.47		4.37
September 30, 2022	1.00	.0056	—	.0056	(.0057)	(.0057)	1.00	.57	744,273	.31[d,e]	.56[d]
September 30, 2021	1.00	.0001	—[c]	.0001	(.0001)	(.0001)	1.00	.01	713,140	.13[d]	.01[d]
September 30, 2020	1.00	.0072	—[c]	.0072	(.0072)	(.0072)	1.00	.72	805,153	.41[d]	.68[d]
September 30, 2019	1.00	.0203	—	.0203	(.0203)	(.0203)	1.00	2.05	702,331.48		2.03
Class B
March 31, 2024**	$1.00	.0256	—[c]	.0256	(.0256)	(.0256)	$1.00	2.59*	$423	.23*	2.57*
September 30, 2023	1.00	.0436	—	.0436	(.0436)	(.0436)	1.00	4.45	587.47		4.20
September 30, 2022	1.00	.0056	—	.0056	(.0057)	(.0057)	1.00	.57	1,458	.31[d,e]	.41[d,f]
September 30, 2021	1.00	.0001	—[c]	.0001	(.0001)	(.0001)	1.00	.01	2,659	.13[d]	.01[d]
September 30, 2020	1.00	.0072	—[c]	.0072	(.0072)	(.0072)	1.00	.72	4,022	.41[d]	.60[d]
September 30, 2019	1.00	.0203	—	.0203	(.0203)	(.0203)	1.00	2.05	3,044.48		2.04
Class C
March 31, 2024**	$1.00	.0256	—[c]	.0256	(.0256)	(.0256)	$1.00	2.59*	$11,678	.23*	2.55*
September 30, 2023	1.00	.0436	—	.0436	(.0436)	(.0436)	1.00	4.45	17,067.47		4.26
September 30, 2022	1.00	.0056	—	.0056	(.0057)	(.0057)	1.00	.57	27,343	.31[d,e]	.81[d,f]
September 30, 2021	1.00	.0001	—[c]	.0001	(.0001)	(.0001)	1.00	.01	14,613	.13[d]	.01[d]
September 30, 2020	1.00	.0072	—[c]	.0072	(.0072)	(.0072)	1.00	.72	26,051	.41[d]	.51[d]
September 30, 2019	1.00	.0203	—	.0203	(.0203)	(.0203)	1.00	2.05	16,076.48		2.03
Class R
March 31, 2024**	$1.00	.0256	—[c]	.0256	(.0256)	(.0256)	$1.00	2.59*	$4,346	.23*	2.57*
September 30, 2023	1.00	.0436	—	.0436	(.0436)	(.0436)	1.00	4.45	4,354.47		4.34
September 30, 2022	1.00	.0056	—	.0056	(.0057)	(.0057)	1.00	.57	4,745	.31[d,e]	.52[d]
September 30, 2021	1.00	.0001	—[c]	.0001	(.0001)	(.0001)	1.00	.01	5,807	.13[d]	.01[d]
September 30, 2020	1.00	.0072	—[c]	.0072	(.0072)	(.0072)	1.00	.72	8,084	.41[d]	.65[d]
September 30, 2019	1.00	.0203	—	.0203	(.0203)	(.0203)	1.00	2.05	5,605.48		2.02

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Amount represents less than $0.0001 per share.

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	9/30/22	9/30/21	9/30/20
Class A	0.16%	0.33%	0.06%
Class B	0.16	0.33	0.06
Class C	0.16	0.33	0.06
Class R	0.16	0.33	0.06

e Includes one-time proxy cost of 0.01%.

f The net investment income ratio for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

14 Money Market Fund	Money Market Fund 15

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Money Market Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund intends to operate as a “retail money market fund” as defined by Rule 2a–7 of the Investment Company Act of 1940 and limits investments in the fund to accounts beneficially owned by natural persons. The fund has adopted policies and procedures permitting the Board of Trustees of the fund to impose a liquidity fee of up to 2% of the value of shares redeemed if the Trustees, including a majority of independent Trustees, determine that the liquidity fee is in the best interests of the fund. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities. The fund invests significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt, repurchase agreements, corporate obligations and time deposits, and may also invest in U.S. dollar denominated foreign securities of these types. Putnam Management may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	None	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

16 Money Market Fund

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a–7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $446,478,202 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income, including amortization and accretion of premiums and discounts, is recorded on the accrual basis. Gains or losses on securities sold are determined on the identified cost basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Money Market Fund 17

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a financial reporting and tax basis is the same.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.138% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would

18 Money Market Fund

be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management did not waive any specific distribution fees from the fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class R shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$523,738	Class C	8,609
Class B	295	Class R	2,741
		Total	$535,383

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $33,703 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $706, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense

Money Market Fund 19

for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees currently have not approved payments by the fund under the Plans.

	Maximum %	Approved %
Class B	0.75%	0.00%
Class C	1.00%	0.00%
Class R	1.00%	0.00%

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of no monies and $135, respectively, in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,512 in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $54,218,458,634 and $54,185,443,000, respectively. The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	234,605,988	$234,605,988	401,078,148	$401,078,148
Shares issued in connection with
reinvestment of distributions	20,812,322	20,812,322	32,638,235	32,638,235
	255,418,310	255,418,310	433,716,383	433,716,383
Shares repurchased	(212,002,952)	(212,002,952)	(388,808,647)	(388,808,647)
Net increase	43,415,358	$43,415,358	44,907,736	$44,907,736

20 Money Market Fund

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	206,396	$206,396	328,660	$328,660
Shares issued in connection with
reinvestment of distributions	11,658	11,658	40,132	40,132
	218,054	218,054	368,792	368,792
Shares repurchased	(382,718)	(382,718)	(1,239,942)	(1,239,942)
Net decrease	(164,664)	$(164,664)	(871,150)	$(871,150)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	9,445,751	$9,445,751	13,772,648	$13,772,648
Shares issued in connection with
reinvestment of distributions	331,578	331,578	706,902	706,902
	9,777,329	9,777,329	14,479,550	14,479,550
Shares repurchased	(15,166,173)	(15,166,173)	(24,755,603)	(24,755,603)
Net decrease	(5,388,844)	$(5,388,844)	(10,276,053)	$(10,276,053)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	731,056	$731,056	3,333,659	$3,333,659
Shares issued in connection with
reinvestment of distributions	109,912	109,912	200,465	200,465
	840,968	840,968	3,534,124	3,534,124
Shares repurchased	(849,058)	(849,058)	(3,925,565)	(3,925,565)
Net decrease	(8,090)	$(8,090)	(391,441)	$(391,441)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 16 class A shares of the fund (less than 0.01% of class A shares outstanding), valued at $16.

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Money Market Fund 21

Note 6: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

		Citigroup Global	JPMorgan
	BofA Securities, Inc.	Markets, Inc.	Securities, LLC	Total
Assets:
Repurchase agreements **	$145,900,000	$145,900,000	$145,900,000	$437,700,000
Total Assets	$145,900,000	$145,900,000	$145,900,000	$437,700,000
Liabilities:
Total Liabilities	$—	$—	$—	$—
Total Financial and Derivative	$145,900,000	$145,900,000	$145,900,000	$437,700,000
Net Assets
Total collateral	$145,900,000	$145,900,000	$145,900,000
received (pledged)†##
Net amount	$—	$—	$—
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—
Uncontrolled collateral received	$148,818,000	$148,820,168	$148,840,034	$446,478,202
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

22 Money Market Fund

Shareholder meeting results (Unaudited)

October 20, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
390,147,932	23,831,703	14,629,340

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
385,373,550	25,452,025	17,783,401

All tabulations are rounded to the nearest whole number.

Money Market Fund 23

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024